Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses recognized [Abstract]
Salaries, benefits and inherent	$ 272,092	$ 235,345	$ 317,776
Pensions - defined benefit plans	13,224	17,790	23,623
Employee benefits expense	285,316	253,135	$ 341,399
Long-term [Abstract]
Employee benefits	84,652	102,375
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	5,189	3,116
Actuarial (loss) gain net of taxes	21,785	23,584
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	69,738	86,695
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 14,914	$ 15,680